EQUITY (Details) - USD ($)			3 Months Ended	4 Months Ended	12 Months Ended
	Jan. 14, 2021	Dec. 22, 2020	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021
Forward Purchase Warrant
Class of Stock [Line Items]
New issues during period (in shares)	1,166,666				1,166,666
Private Placement Warrants
Class of Stock [Line Items]
New issues during period (in shares)					7,200,000
Public Warrants
Class of Stock [Line Items]
New issues during period (in shares)	15,833,332
Forward Purchase Shares And Warrants
Class of Stock [Line Items]
New issues during period (in shares)					3,500,000
Common Class A
Class of Stock [Line Items]
Common stock authorized (in shares)			1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued (in shares)			76,481,833	71,094,714	71,094,714
Shares converted (in shares)				900,000
Common stock outstanding (in shares)			76,481,833	71,094,714	71,094,714
Common Class A | Forward Purchase Warrant
Class of Stock [Line Items]
Stock price (in dollars per share)			$ 11.50
Aggregate proceeds from issuance of common stock			$ 35,000,000
Common Class A | Forward Purchase Shares And Warrants
Class of Stock [Line Items]
New issues during period (in shares)					1,166,666
Stock price (in dollars per share)				$ 11.50	$ 11.50
Aggregate proceeds from issuance of common stock					$ 35,000,000
Forward Purchase Class A
Class of Stock [Line Items]
Shares converted (in shares)			3,500,000		3,500,000
Common Class B
Class of Stock [Line Items]
Shares converted (in shares)			2,000,000		2,000,000
Common Class V
Class of Stock [Line Items]
Common stock authorized (in shares)			61,249,000	61,249,000	61,249,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued (in shares)			60,349,000	60,349,000	60,349,000
Shares converted (in shares)		900,000		(900,000)
Common stock outstanding (in shares)			60,349,000	60,349,000	60,349,000